FINANCIAL INSTRUMENTS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Long-term Investments	$ 934	$ 1,746
Amounts Receivable	3,303	2,672
Accounts Payable And Accrued Liabilities	11,867	9,469
Due To Related Parties	0	28
MXN [Member]
Statement [Line Items]
Cash	13,338	4,097
Due from related parties	4,558	1,402
Long-term Investments	0	0
Reclamation Bonds	0	0
Amounts Receivable	18,644	0
Accounts Payable And Accrued Liabilities	(95,662)	(85,486)
Due To Related Parties	0	0
Finance Lease Obligations	(1,129)	(161)
Net Exposure	(60,251)	(80,148)
Us Dollar Equivalent	(3,567)	(4,136)
CDN [Member]
Statement [Line Items]
Cash	70	250
Due from related parties	0	0
Long-term Investments	1,236	2,365
Reclamation Bonds	6	4
Amounts Receivable	26	34
Accounts Payable And Accrued Liabilities	(150)	(108)
Due To Related Parties	(135)	(135)
Finance Lease Obligations	(217)	(343)
Net Exposure	836	2,067
Us Dollar Equivalent	$ 577	$ 1,526